(ICON)

Prudential
MoneyMart
Assets, Inc.

ANNUAL
REPORT
Dec. 31, 1996

(LOGO)

Prudential MoneyMart Assets, Inc.

Performance At A Glance.
Short-term interest rates fluctuated frequently in 1996 as investors reacted to conflicting reports that the economy was alternately strengthening or weakening. By year-end, slower growth prevailed with interest rates slightly lower than they were a year earlier. Throughout the period, your Prudential
MoneyMart Assets fund pursued a moderate and steady course, producing attractive and competitive yields in the process while maintaining our high credit quality and stable $1 net asset value. On December 31, 1996 our 7-day current yield was 4.69% for Class A shares compared to 4.82% for the average money market fund tracked by IBC Financial Data.

Fund Facts                               As of 12/31/96

                             7-Day       Net Asset
Weighted Avg.     Total Net
                          Current Yld.     Value
Mat. (WAM)      Assets  (mil.)
Class A*                     4.69%           $1
55 Days          $7,315
Class Z*                     4.81            $1
55 Days            $149
IBC Financial Data
Money Fund Avg.              4.82            $1
58 Days          N/A
(General Purpose**)

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will be able to maintain a stable net asset value.
 *Class Z shares for the Fund became effective on March 1, 1996 with existing shares of the Fund designated as Class A shares on that date.
**This is the average 7-day current yield, NAV and WAM of 270 funds in the
  International Business Communications Financial Data general purpose money fund category as of  December 31, 1996.

Money Fund Yields Have Stabilized.
           (CHART)

Weekly 7-day current yields of Prudential MoneyMart Assets and the IBC
Financial Data general purpose money fund average. Past performance is not indicative of future results.



How Investments Compared.
    (As of 12/31/96)
        (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total return averages for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've
included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds. Unlike bond funds, bonds, if held to maturity, generally offer a fixed rate of return and fixed principal value.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Joseph M. Tully, Fund Manager
         (PICTURE)

Portfolio
Manager's Report
Prudential MoneyMart Assets seeks high current income consistent with the stability of capital and the maintenance of liquidity. The Fund is a diversified portfolio of high quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations and commercial banks of the U.S. and abroad. Maturities can range from one day to 13 months. We typically purchase only securities rated in one of the two highest categories by at least two major rating agencies or, if not rated, deemed to be of equivalent quality by our credit research staff. There can be no assurance that the Fund will achieve its financial objective.

A Word
About Quality.
On December 31, 1996, substantially all of the portfolio's investments were rated at least Aa or Prime 2 by Moody's Investors Service;
AA or A-2 by
Standard & Poor's Ratings Group; and AA or D-2 by Duff &
Phelps Credit Rating
Company. Investments deemed to be of equivalent quality but were not rated were subject to ratification by the Board of Directors. Although there can never be a guarantee that our share price will remain at $1, we follow a conservative, quality-oriented investment approach to achieve that goal.

Strategy Session.
------------------------------------------------------------
-------------
What A Ride.
The Federal Reserve adjusts the Federal Funds rate (what banks charge each other for overnight loans) with the goal of promoting sustained and non-inflationary growth. The central bank usually raises the rate to discourage inflation and lowers it to encourage economic growth.

Correctly anticipating changes in the Federal Funds rate is one way your Fund attempts to maximize a competitive yield. Another is by seizing investment opportunities as they occur.

As matters turned out, the Federal Funds rate stayed anchored at 5.25% from
February onward.

Of course, no one knew earlier in the year that the central bank would leave rates unchanged. Starting in March investors would aggressively bid up short-term interest rates (some longer term yields went as high as 6% or more) whenever an economic report suggested that the economy was strengthening too quickly. They thought that the central bank would be forced to significantly tighten interest rates to head off inflation. When the Federal Reserve took no action, yields fell until the next round of good economic news started the cycle all over again.X#XDuring the spring and through late summer, we purchased higher yielding, longer term investments as they became attractive, and this was reflected in our typically longer weighted average maturity (WAM) compared to the average money market fund. We began to shorten the WAM in early fall because the available longer-term yields weren't high enough to compensate for the interest rate risk.

Our strategy going into 1997 is to stay cautious. We expect to continue to invest in attractive shorter term securities which give us the ability to take advantage of any Federal Reserve tightening or changing market conditions.

Why didn't the Federal Reserve act in 1996? In retrospect, there was little need to. While the economy picked up steam in the second quarter, posting a strong 4.7% gain in real Gross Domestic Product (GDP is the total value of goods and services produced by the economy and is a widely used barometer for measuring growth), it was not sustainable. By the third quarter real GDP fell to 2.1%. More importantly, inflationary pressures remained benign. The
Consumer Price Index (CPI is a widely used measure for inflation) ended the year at 3.3%. But when volatile energy prices were excluded, consumer prices rose only 2.6% for all of 1996 -- the slowest pace in more than 30 years.

What Went Well.
----------------------------------------
The Long &
Short of 1996.
Last spring, as unrealistic tightening expectations by the Federal Reserve mounted, yields for longer term securities became quite attractive.

As our shorter term investments matured, we lengthened maturities to reap the benefits of higher yielding one-year and 13-month securities. These yields were attractive and were sufficient to compensate investors should the Federal
Reserve raise rates (interest rate risk).

During this time our WAM lengthened to as high as 75 days on May 28, 1996 compared to about 55 days for the average money market fund tracked by IBC
Financial Data.

By early fall it was becoming apparent to investors that the Federal Reserve was not likely to raise rates in 1996 and the spread between longer term and shorter term securities narrowed. We invested new assets in three- to four-month securities because of the lower long-term yields. The yields here were a better value and, more importantly, we kept our ability to respond if interest rates went higher.

And Not So Well.
------------------------------------
More Was Better.
In retrospect we could have enhanced return by purchasing more longer term securities as interest rates rose. But considering the volatility in the market throughout much of the year (most investors were still convinced as late as
July that the Federal Reserve would raise the Federal Funds rate at its August meeting), we did not want to be caught flat-footed by having too much of our assets tied up in longer term securities. Ours was a moderate course that gave us room to maneuver while still producing competitive returns for you.

Weighted Average Maturity Is Comparable To The Average Fund.
                       (CHART)

Looking Ahead.
------------------------------------
In our last report in June we said that there was a possibility that the
Federal Reserve would raise rates before year-end. It did not happen, of course, but the uncertainty which caused short-term rates to fluctuate so much in 1996 continues. Economic signals remain mixed. Your Fund has maintained a neutral to slightly longer weighted average maturity based on a stable monetary policy outlook for the first quarter of 1997. If any sustainable increase in inflation is detected during this time, we believe the Federal
Reserve will respond quickly by increasing rates modestly.

President's Letter                                 February
3, 1997
------------------------------------------------------------
-------
(PICTURE)

Dear Shareholder:
For many investors, 1996 was the second year of back-to-back, double-digit stock market returns. In late November, the Dow Jones
Industrial Average
passed 6500 -- only weeks after breaking the 6000 mark in mid-October -- and another record high was reached in January 1997. America's economic expansion is entering its sixth year and there seems little evidence of an end to the continued modest growth and low inflation we've enjoyed for the last several years.

This is good news. For most investors it's meant an increase in their share values for college funds, retirement nest eggs or other long-term financial goals. However, as you read your year-end account statements and make plans for 1997, it's important to remember that there never is a "sure thing" when it comes to investment returns. Stock and bond markets go down just as they go up. (Did you notice the brief period of decline this past summer?) No one likes to see the value of their investments fall but such periods remind us we must keep our expectations realistic.

Regardless of the market's direction, a wise investor plans for tomorrow's needs today. Your Financial Advisor or Registered
Representative can help you:

- Review your portfolio and suggest strategies for 1997, such as diversifying across different types of investments. Financial markets seldom move in lockstep. By investing in a mix of stock and bond funds
(foreign & domestic)
  and money market funds you may be in a better position to achieve your long-term goals and to weather periods of uncertainty.

- See why annuities have become popular retirement planning tools. The choices are broader than ever. Our new Discovery SelectSM Variable
Annuity offers you
  many of the keys to successful retirement planning, including a personalized asset allocation program and a choice of 21 variable- or fixed-rate investment options offering a broad array of investment objectives and styles.

- Explain new retirement savings developments. For example, Congress has expanded the contribution limit on spousal IRAs. And don't forget, it's not too late for you to make a contribution to your IRA or open one for 1996.
  The IRS deadline is April 15, 1997, but it's best to act sooner.

Why not contact your Financial Advisor or Registered
Representative today? If
you are interested in Discovery SelectSM call for a prospectus, which contains more complete information. Read it carefully before you invest.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

P.S. Your 1997 Prudential IRA contribution may qualify you for a waiver of the annual custodial fee. Ask your financial representative for details.

Portfolio of Investments as of
December 31, 1996                PRUDENTIAL MONEYMART
ASSETS, INC.
------------------------------------------------------------
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Bank Notes--5.4%
             American Express Centurion BankD
   $14,000   5.53%, 1/9/97                        $
13,998,922
    10,000   5.60%, 1/13/97
10,000,014
    28,000   5.58%, 1/14/97
27,999,021
    26,000   5.58%, 1/15/97
25,998,518
    20,000   5.60%, 1/21/97
19,999,181
             Bank One ColumbusD
       460   5.58%, 1/2/97
459,756
             FCC National Bank
    46,000   5.77%, 4/15/97
45,992,463
             First Bank National AssociationD
    25,000   5.52%, 1/15/97
24,985,961
             Keybank National AssociationD
     1,700   5.58%, 1/2/97
1,699,401
             Morgan Guaranty Trust Co.D
    21,000   5.375%, 2/14/97
20,986,704
             PNC Bank N.A.D
    13,250   5.56%, 1/21/97
13,248,593
             Seattle First National Bank
   195,000   5.80%, 5/9/97
194,960,733
                                                  ----------
----

400,329,267
------------------------------------------------------------
Certificates Of Deposit - Eurodollar--6.6%
             Abbey National Treasury Services
                PLC
   192,000   5.41%, 1/30/97
192,003,717
    24,000   5.36%, 2/12/97
23,998,635
   100,000   5.38%, 2/14/97
100,000,819
    62,000   5.42%, 5/27/97
61,989,220
             Banco Bilbao Vizcaya S.A.
    13,000   5.41%, 3/5/97
13,000,224
             Banque Nationale De Paris
    25,000   5.40%, 1/22/97
25,000,049
             Bayerische Hypotheken und
                Weschel Bank
    15,000   5.36%, 2/12/97
14,999,147
             National Bank of Canada
     8,000   5.42%, 3/10/97
8,000,286
             National Westminster Bank PLC
    35,000   5.48%, 4/8/97
35,003,195
             Westdeutshe Landesbank
                Girozentrale
     4,000   5.58%, 4/2/97
4,001,248
             Westpac Banking Corp.
   $16,000   5.38%, 2/7/97                        $
15,999,293
                                                  ----------
----

493,995,833
------------------------------------------------------------
Certificates Of Deposit - Yankee--22.8%
             Bank of Montreal
   130,000   5.39%, 1/22/97
130,000,000
             Bank of Nova Scotia
    10,000   5.39%, 3/4/97
10,000,000
             Banque Nationale De Paris
   219,000   5.38%, 2/18/97
219,000,000
    15,000   5.44%, 3/17/97
14,999,692
   111,000   5.58%, 4/2/97
110,969,737
             Barclays Bank PLC
    25,000   5.37%, 2/3/97
25,000,000
    57,000   5.37%, 2/5/97
57,000,000
             Bayerische Hypotheken und
                Wechsel Bank
     9,000   5.375%, 2/18/97
9,000,050
    54,000   5.39%, 2/28/97
54,000,000
    39,000   5.39%, 3/3/97
38,999,895
             Bayerische Landesbank Girozentrale
    83,417   5.37%, 2/3/97
83,416,121
             Canadian Imperial Bank of Commerce
    90,000   5.41%, 1/31/97
90,000,000
             Deutsche Bank
    80,000   5.53%, 4/2/97
79,939,042
   100,000   5.80%, 5/13/97
100,000,000
             Landesbank Hessen-Thuringen
                Girozentrale
   110,000   5.70%, 4/29/97
109,951,055
             National Westminster Bank PLC
    28,158   5.50%, 1/6/97
28,157,343
   164,000   5.39%, 2/14/97
163,999,840
             National Bank of Canada
    42,235   5.44%, 3/10/97
42,235,000
             Societe Generale North America,
                Inc.
   335,000   5.37%, 2/20/97
335,000,000
     1,000   5.78%, 4/11/97
999,824
                                                  ----------
----

1,702,667,599

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments as of
December 31, 1996                PRUDENTIAL MONEYMART
ASSETS, INC.
------------------------------------------------------------
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Commercial Paper--44.8%
             Abbey National North America Corp.
    $5,000   5.33%, 4/8/97                        $
4,928,193
             Aetna Life & Casualty Co.
    29,000   5.42%, 3/17/97
28,672,542
             American Brands, Inc.
    10,000   5.34%, 2/12/97
9,937,700
     7,000   5.34%, 3/12/97
6,927,317
             American Express Credit Corp.
    19,000   5.31%, 3/3/97
18,829,048
             American General Finance Corp.
    25,000   5.40%, 1/13/97
24,955,000
             Aristar, Inc.
    13,000   5.37%, 1/17/97
12,968,973
     5,885   5.40%, 1/28/97
5,861,166
             Associates Corp. of North America
    75,000   5.32%, 1/31/97
74,667,500
    73,401   5.35%, 3/26/97
72,484,711
   100,000   5.35%, 3/31/97
98,677,361
             Bank of Montreal
   250,000   5.42%, 1/8/97
249,736,431
             Bank of Nova Scotia
   200,000   5.32%, 3/4/97
198,167,556
             Barton Capital Corp.
     5,000   5.37%, 1/10/97
4,993,288
     7,349   5.39%, 1/17/97
7,331,395
    13,900   5.35%, 2/27/97
13,782,255
             BHF Finance, Inc.
    38,000   5.31%, 1/30/97
37,837,455
             Bradford & Bingley Building
                Society
    50,000   5.37%, 2/12/97
49,690,833
    29,000   5.31%, 2/21/97
28,781,848
             Canadian Imperial Holding, Inc.
   180,000   5.34%, 2/4/97
179,092,030
             Caterpillar, Inc.
    24,000   5.35%, 5/16/97
23,518,500
    35,000   5.35%, 6/16/97
34,136,569
             Cheltenham & Gloucester Building
                Society
    57,000   5.32%, 1/22/97
56,823,110
             Ciba-Geigy Corp.
    11,100   5.75%, 2/6/97
11,036,175
             CIT Group Holdings, Inc.
   $52,000   5.35%, 3/31/97                       $
51,312,228
             Coca-Cola Enterprises, Inc.
    25,000   5.35%, 1/31/97
24,888,542
             Corporate Receivables Corp.
     8,000   5.35%, 2/13/97
7,948,878
    27,000   5.40%, 2/20/97
26,797,500
             Countrywide Home Loan, Inc.
    20,000   5.35%, 1/21/97
19,940,556
             CXC, Inc.
    15,000   5.31%, 2/18/97
14,893,800
             Duracell, Inc.
    80,326   6.75%, 1/2/97
80,310,939
             Enterprise Funding Corp.
    10,000   5.48%, 1/10/97
9,986,300
    18,234   5.47%, 1/16/97
18,192,442
     9,264   5.35%, 1/28/97
9,226,828
    15,722   5.34%, 2/18/97
15,610,059
     5,000   5.34%, 2/24/97
4,959,950
     6,219   5.34%, 3/6/97
6,159,961
    15,448   5.34%, 3/18/97
15,273,850
             Finova Capital Corp.
     5,000   5.55%, 1/13/97
4,990,750
             First Data Corp.
     8,383   5.40%, 3/25/97
8,278,632
             General Electric Capital Corp.
    94,000   5.40%, 1/13/97
93,830,800
    79,000   5.31%, 1/16/97
78,825,213
   135,000   5.31%, 1/17/97
134,681,400
    49,000   5.44%, 2/24/97
48,600,160
    23,000   5.44%, 2/25/97
22,808,844
             General Motors Acceptance Corp.
   292,000   5.39%, 3/31/97
288,109,019
    25,088   5.50%, 4/7/97
24,720,043
             Golden Peanut Co.
     4,000   5.33%, 2/18/97
3,971,573
             GTE Corp.
    15,110   5.50%, 1/14/97
15,079,990
    37,000   5.50%, 1/21/97
36,886,944
             Halifax Building Society
     5,000   5.32%, 3/13/97
4,947,539

------------------------------------------------------------
--------------------
-----                                  4      See Notes to
Financial Statements.

Portfolio of Investments as of
December 31, 1996                PRUDENTIAL MONEYMART
ASSETS, INC.
------------------------------------------------------------
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Commercial Paper (cont'd.)
             Heller Financial Services, Inc.
   $12,000   5.57%, 1/13/97                       $
11,977,720
    17,000   5.57%, 1/14/97
16,965,806
    36,000   5.75%, 1/16/97
35,913,750
    21,000   5.80%, 1/21/97
20,932,333
             ITT Hartford Group, Inc.
     3,053   5.45%, 1/23/97
3,042,832
    19,000   5.32%, 2/18/97
18,865,227
             Johnson Controls, Inc.
    62,000   5.39%, 1/24/97
61,786,496
             Merrill Lynch & Co., Inc.
    50,000   5.32%, 1/21/97
49,852,222
    34,000   5.32%, 1/24/97
33,884,438
    46,000   5.33%, 1/24/97
45,843,357
   140,000   5.35%, 1/29/97
139,417,444
    48,500   5.31%, 2/27/97
48,092,236
             Mitsubishi International Corp.
    24,000   5.45%, 1/15/97
23,949,133
    10,000   5.35%, 3/4/97
9,907,861
             Morgan Stanley Group, Inc.
   114,000   5.32%, 1/29/97
113,528,293
             Nationwide Building Society
    50,000   5.31%, 2/19/97
49,638,625
     6,000   5.38%, 2/26/97
5,949,833
             NYNEX Corp.
    36,000   5.71%, 1/13/97
35,931,480
    19,000   5.41%, 2/13/97
18,877,223
             PNC Funding Corp.
    13,000   5.36%, 1/22/97
12,959,353
             Preferred Receivables Funding
                Corp.
    20,000   5.45%, 1/14/97
19,960,639
    33,950   5.32%, 2/3/97
33,784,437
     7,350   5.32%, 2/6/97
7,310,898
    31,000   5.37%, 3/20/97
30,639,315
             Rank Xerox Capital (Europe) PLC
     6,636   5.35%, 1/21/97
6,616,276
             Sears Roebuck Acceptance Corp.
    50,000   5.47%, 2/25/97
49,582,153
             Triple A One Funding Corp.
    44,000   5.67%, 1/27/97
43,819,820
    12,276   5.41%, 2/13/97
12,196,673
     8,982   5.40%, 2/14/97
8,922,719
             Union Pacific Resources Group
    $6,000   5.63%, 1/27/97                       $
5,975,603
             WCP Funding, Inc.
    22,000   5.45%, 1/10/97
21,970,025
    21,000   5.40%, 2/20/97
20,842,500
                                                  ----------
----

3,344,006,416
------------------------------------------------------------
Other Corporate Obligations--17.7%
             Beneficial Corp.D
    35,000   5.63%, 1/10/97
35,011,647
    77,000   5.47%, 3/10/97
76,993,034
             Capita Equipment Receivable Trust
   192,304   5.60%, 10/15/97
192,304,304
             Ford Motor Credit Corp.D
       525   5.90%, 2/5/97
525,650
       350   5.65%, 2/18/97
350,051
       100   5.69%, 2/27/97
100,043
       515   5.63%, 3/3/97
514,852
             General Motors Acceptance Corp.D
     2,140   5.71%, 1/2/97
2,139,848
       650   7.40%, 1/14/97
650,355
    29,000   5.52%, 2/3/97
28,999,676
    15,000   5.52%, 2/21/97
14,999,865
    16,000   5.65%, 3/3/97
16,008,619
       350   5.74%, 3/18/97
350,080
             Goldman, Sachs Group, L.P.D
   370,700   5.63%, 2/19/97
370,700,000
             Merrill Lynch & Co., Inc.D
    53,000   5.53%, 1/2/97
52,988,425
             Morgan Stanley Group, Inc.D
    55,000   5.69%, 1/15/97
55,000,000
    96,000   5.64%, 2/18/97
96,000,000
             Nations Bank Auto Owner Trust
    18,958   5.78%, 8/15/97
18,957,218
             Nationsbank Corp.
     6,000   7.50%, 2/15/97
6,012,322
             Norwest Corp.
       400   7.88%, 1/30/97
400,797
             Sears Roebuck Acceptance Corp.
       590   7.48%, 2/19/97
591,651
       700   7.72%, 2/27/97
701,988

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

Portfolio of Investments as of
December 31, 1996                PRUDENTIAL MONEYMART
ASSETS, INC.
------------------------------------------------------------
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Other Corporate Obligations (cont'd.)
             Short Term Repacked Asset TrustD
  $100,000   6.01%, 1/15/97                       $
99,979,593
             SMM Trust
   252,000   5.61%, 1/8/97
251,999,548
                                                  ----------
----

1,322,279,566
------------------------------------------------------------
Time Deposit - Eurodollar--0.6%
             Canadian Imperial Holding, Inc.
    42,088   6.75%, 1/2/97
42,088,000
------------------------------------------------------------
U. S. Government Agency & Instrumentality Obligations -
Non-discount--1.3%
             Federal National Mortgage
                Association
    97,000   5.48%, 4/24/97
96,907,063
------------------------------------------------------------
Total Investments--99.2%
             (amortized cost $7,402,273,744*)
7,402,273,744
             Other assets in excess of
                liabilities--0.8%
62,160,970
                                                  ----------
----
             Net Assets--100%
$7,464,434,714
                                                  ----------
----
                                                  ----------
----

---------------
* The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
D The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 1996 was as follows:

Commercial Banks.....................................
50.5%
Security Brokers & Dealers...........................   13.5
Asset Backed Securities..............................    8.9
Short-Term Business Credit...........................    7.9
Personal Credit Institutions.........................    5.4
Leasing..............................................    5.0
Telephone & Communications...........................    1.4
Federal Credit Agencies..............................    1.3
Miscellaneous Electric Equipment & Supplies..........    1.1
Construction Machines & Equipments...................    0.8
Regulating Controls..................................    0.8
Commodity Trading Firms..............................    0.5
Accidental & Health Insurance........................    0.4
Beverages............................................    0.3
Fire & Marine Casualty Insurance.....................    0.3
Mortgage Banks.......................................    0.3
Tobacco..............................................    0.2
Bank Holding Companies--Domestic.....................    0.1
Computer Rental & Leasing............................    0.1
Crude Petroleum & Natural Gas........................    0.1
Food Products........................................    0.1
Pharmaceuticals......................................    0.1
Photographic Equipment...............................    0.1
                                                       -----
                                                        99.2
Other assets in excess of liabilities................    0.8
                                                       -----

100.0%
                                                       -----
                                                       -----

------------------------------------------------------------
--------------------
-----                                  6      See Notes to
Financial Statements.

Statement of Assets and Liabilities            PRUDENTIAL
MONEYMART ASSETS, INC.
------------------------------------------------------------
--------------------

<S)                                                                                                                            1996

-----------------
Investments, at amortized cost which approximates market
value..........................................       $
7,402,273,744
Cash........................................................
 ............................................
12,891,606
Receivable for Fund shares
sold........................................................
 .................           239,852,499
Interest
receivable..................................................
 ...................................            45,598,971
Deferred expenses and other
assets......................................................
 ................               198,258

-----------------
   Total
assets......................................................
 ...................................         7,700,815,078

-----------------
Liabilities
Payable for Fund shares
reacquired..................................................
 ....................           229,455,085
Accrued
expenses....................................................
 ....................................             3,199,470
Management fee
payable.....................................................
 .............................             1,852,534
Dividends
payable.....................................................
 ..................................             1,448,682
Distribution fee
payable.....................................................
 ...........................               424,593

-----------------
   Total
liabilities.................................................
 ...................................           236,380,364

-----------------
Net
Assets......................................................
 ........................................       $
7,464,434,714

-----------------

-----------------
Net assets were comprised of:
   Common Stock, at par ($.001 par value; 15 billion shares
authorized for issuance)....................       $
7,464,435
   Paid-in capital in excess of
par.........................................................
 ............         7,456,970,279

-----------------
Net assets, December 31,
1996........................................................
 ...................       $ 7,464,434,714

-----------------

-----------------
Class A:
Net asset value, offering price and redemption price per
share
   ($7,315,222,887 / 7,315,222,887 shares of common stock
issued and outstanding).......................
$1.00

-----------------

-----------------
Class Z:
Net asset value, offering price and redemption price per
share
   ($149,211,827 / 149,211,827 shares of common stock issued
and outstanding)...........................
$1.00

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

PRUDENTIAL MONEYMART ASSETS, INC.
Statement of Operations
------------------------------------------------------------
------------------------------------------------------------

                                               Year Ended
Net Investment Income                       December 31,
1996
Income
   Interest..............................     $ 411,058,692
                                            ----------------
-
Expenses
   Management fee........................        22,378,655
   Distribution fee--Class A.............         9,157,529
   Transfer agent's fees and expenses....        16,867,000
   Reports to shareholders...............         3,314,000
   Registration fees.....................           510,000
   Custodian's fees and expenses.........           216,000
   Insurance expenses....................           135,000
   Legal fees and expenses...............            83,000
   Director's fees and expenses..........            64,000
   Audit fees and expenses...............            37,000
   Miscellaneous.........................            55,921
                                            ----------------
-
      Total expenses.....................        52,818,105
                                            ----------------
-
Net investment income....................       358,240,587
Net Realized Gain on Investments
Net realized gain on investment
   transactions..........................           390,335
                                            ----------------
-
Net Increase in Net Assets
Resulting from Operations................     $ 358,630,922
                                            ----------------
-
                                            ----------------
-


PRUDENTIAL MONEYMART ASSETS, INC.
Statement of Changes in Net Assets
------------------------------------------------------------
------------------------------------------------------------

Increase (Decrease)                Year Ended December 31,
in Net Assets                      1996                1995
Operations
   Net investment income...  $    358,240,587    $
371,855,796
   Net realized gain on
      investment
      transactions.........           390,335
516,705
                             ----------------    -----------
-----
   Net increase in net
      assets resulting from
      operations...........       358,630,922
372,372,501
                             ----------------    -----------
-----
Dividends and distributions
   to shareholders (Note 1)
      Class A..............      (353,704,755)
(372,372,501)
      Class Z..............        (4,926,167)
--
                             ----------------    -----------
-----
                                 (358,630,922)
(372,372,501)
                             ----------------    -----------
-----
Fund share transactions
   (Notes 4 & 5)
   Proceeds from shares
      sold.................    31,398,251,715
29,233,009,828
   Net asset value of
      shares issued to
      shareholders in
      reinvestment of
      dividends and
      distributions........       344,952,119
354,506,489
   Cost of shares
      reacquired...........   (31,500,427,083)
(28,910,738,397)
                             ----------------    -----------
-----
   Net increase in net
      assets from Fund
      share transactions...       242,776,751
676,777,920
                             ----------------    -----------
-----
Total increase.............       242,776,751
676,777,920
Net Assets
Beginning of year..........     7,221,657,963
6,544,880,043
                             ----------------    -----------
-----
End of year................  $  7,464,434,714    $
7,221,657,963
                             ----------------    -----------
-----
                             ----------------    -----------
-----

------------------------------------------------------------
--------------------
-----                                  8      See Notes to
Financial Statements.

Notes to Financial Statements                  PRUDENTIAL
MONEYMART ASSETS, INC.
------------------------------------------------------------
--------------------
Prudential MoneyMart Assets, Inc. (the ``Fund''), is
registered under the
Investment Company Act of 1940 as a diversified, open-end
management investment
company. The Fund invests primarily in a portfolio of money
market instruments
maturing in thirteen months or less whose ratings are within the two highest
rating categories by a nationally recognized statistical
rating organization or,
if not rated, are of comparable quality. The ability of the
issuers of the
securities held by the Fund to meet their obligations may be affected by
economic developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant generally accepted accounting policies
followed by the Fund in the preparation of its financial
statements.
Securities Valuations: Portfolio securities are valued at
amortized cost, which
approximates market value. The amortized cost method
involves valuing a security
at its cost on the date of purchase and thereafter assuming
a constant
amortization to maturity of the difference between the
principal amount due at
maturity and cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians, as the case may be under triparty repurchase
agreements, take
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction including accrued interest.
If the seller defaults and the value of the collateral
declines or if bankruptcy
proceedings are commenced with respect to the seller of the
security,
realization of the collateral by the Fund may be delayed or
limited.
Securities Transactions and Net Investment Income: Security
transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Interest income is recorded on the
accrual basis. The cost of portfolio securities for federal
income tax purposes
is substantially the same as for financial reporting
purposes. Expenses are
recorded on the accrual basis which may require the use of
certain estimates by
management.
Federal Income Taxes: It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable net income to its shareholders.
Therefore, no federal income tax provision is required. Dividends and Distributions: All of the Fund's net investment income and net
realized gains or losses, if any, are declared as dividends
daily to the
shareholders of record at the time of such declaration. Net
investment income of
the Fund consists of interest accrued and discount earned
less estimated
expenses applicable to the dividend period. Payment of
dividends is made
monthly.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
(``PMF''). Pursuant to this agreement, PMF has
responsibility for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers of the Fund,
occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the Fund's average monthly net assets
up to $50 million and
 .30 of 1% of the Fund's average monthly net assets in excess of $50 million.
The Fund has a distribution agreement with Prudential
Securities Incorporated
(``PSI''), which acts as the distributor of the Class A and
Class Z shares of
the Fund. The Fund reimburses PSI for distributing and
servicing the Fund's
Class A shares pursuant to the plan of distribution at an
annual rate of .125 of
1% of the average daily net assets of the Class A shares.
The Class A
distribution fee is accrued daily and payable monthly. No
distribution or
service fees are paid to PSI as distributor of the Class Z
shares of the Fund.
PSI, PMF and PIC are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent. During the year
ended December 31,
1996, the Fund incurred fees of approximately $15,392,300
for the services of
PMFS. As of December 31, 1996, approximately $1,284,400 of
such fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
--------------------

9 -----

Notes to Financial Statements                  PRUDENTIAL
MONEYMART ASSETS, INC.
------------------------------------------------------------
--------------------
Note 4. Capital
The Fund currently offers Class A and Class Z shares. Effective March 1, 1996, the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized 15 billion shares of common stock, $.001 par value per share, divided into 13 billion authorized Class A shares and 2 billion authorized Class Z shares.
Transactions in shares of common stock (at $1 per share) were as follows:

                                                   Shares
                                                     and
                                                   Dollar
Class A                                            Amount
--------------------------------------------   -------------
--
Year ended December 31, 1996:
Shares sold.................................
31,034,483,075
Shares issued in reinvestment of dividends
  and distributions.........................
340,215,223
Shares reacquired...........................
(31,281,133,374)
                                               -------------
--
Net increase in shares outstanding..........
93,564,924
                                               -------------
--
                                               -------------
--
                                                   Shares
                                                     and
                                                   Dollar
Class A                                            Amount
--------------------------------------------   -------------
--
Year ended December 31, 1995:
Shares sold.................................
29,233,009,828
Shares issued in reinvestment of dividends
  and distributions.........................
354,506,489
Shares reacquired...........................
(28,910,738,397)
                                               -------------
--
Net increase in shares outstanding..........
676,777,920
                                               -------------
--
                                               -------------
--
Class Z
--------------------------------------------
March 1, 1996* through December 31, 1996:
Shares sold.................................
301,984,043
Shares issued due to merger (Note 5)........
61,784,597
Shares issued in reinvestment of dividends
  and distributions.........................
4,736,896
Shares reacquired...........................
(219,293,709)
                                               -------------
--
Net increase in shares outstanding..........
149,211,827
                                               -------------
--
                                               -------------
--

---------------
* Commencement of offering of Class Z shares.
------------------------------------------------------------
Note 5. Acquisition of The Prudential Institutional Fund--
Money Market Fund
On September 20, 1996, the Fund acquired all of the net
assets of The Prudential
Institutional Fund--Money Market Fund (``Money Market
Fund'') in exchange for
Class Z shares of the Fund pursuant to a plan of
reorganization approved by
Money Market Fund shareholders on September 6, 1996. The
acquisition was
accomplished by a taxable exchange of 61,784,597 Class Z
shares of the Fund
(valued at $61,784,597) for 61,784,597 shares of Money
Market Fund outstanding
on September 20, 1996. This transaction did not create any
adverse tax
consequences to the investors. The aggregate net assets of
the Fund and Money
Market Fund immediately before the acquisition were
$7,271,008,382 and
$61,784,597, respectively, thereby resulting in combined net assets of
$7,332,787,979 immediately after the reorganization.
------------------------------------------------------------
--------------------
-----                                  10

Financial Highlights                           PRUDENTIAL
MONEYMART ASSETS, INC.
------------------------------------------------------------
--------------------

Class A

-------------------------------------------------------

Year Ended December 31,

-------------------------------------------------------

1996           1995           1994           1993

----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................   $    1.000     $    1.000
$    1.000     $    1.000
Net investment income and net realized
gains.................         .048           .054
 .037           .027
Dividends and distributions to
shareholders..................        (.048)         (.054)
(.037)         (.027)

----------     ----------     ----------     ----------
Net asset value, end of
period...............................   $    1.000     $
1.000     $    1.000     $    1.000

----------     ----------     ----------     ----------

----------     ----------     ----------     ----------
TOTAL
RETURN(a)..............................................
4.97%          5.51%          3.72%          2.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................   $7,315,223
$7,221,658     $6,544,880     $7,318,633
Average net assets
(000).....................................   $7,326,023
$6,914,520     $7,071,381     $7,742,989
Ratios to average net assets:
   Expenses, including distribution
fee......................          .71%           .69%
 .71%           .71%
   Expenses, excluding distribution
fee......................          .59%           .56%
 .58%           .58%
   Net investment
income.....................................         4.83%
5.38%          3.65%          2.63%

Class Z

March 1,

Through

December 31,

1992            1996

----------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................  $    1.000       $  1.000
Net investment income and net realized
gains.................        .035           .040
Dividends and distributions to
shareholders..................       (.035)         (.040)

----------     ------------
Net asset value, end of
period...............................  $    1.000       $
1.000

----------     ------------

----------     ------------
TOTAL
RETURN(a)..............................................
3.59%          4.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................  $6,703,281
$149,212
Average net assets
(000).....................................  $7,116,739
$121,135
Ratios to average net assets:
   Expenses, including distribution
fee......................         .66%           .59%(c)
   Expenses, excluding distribution
fee......................         .54%           .59%(c)
   Net investment
income.....................................        3.43%
4.86%(c)

---------------
(a) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total returns for less
than a full year are
    not annualized.
(b) Commencement of offering of Class Z shares.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
11 -----

Independent Auditors' Report                   PRUDENTIAL
MONEYMART ASSETS, INC.
------------------------------------------------------------
--------------------
The Shareholders and Board of Directors
Prudential MoneyMart Assets, Inc.
We have audited the accompanying statement of assets and
liabilities, including
the portfolio of investments, of Prudential MoneyMart
Assets, Inc., as of
December 31, 1996, the related statements of operations for
the year then ended
and of changes in net assets for each of the two years in
the period then ended,
and the financial highlights for each of the five years in
the period then
ended. These financial statements and financial highlights
are the
responsibility of the Fund's management. Our responsibility
is to express an
opinion on these financial statements and financial
highlights based on our
audits.
We conducted our audits in accordance with generally
accepted auditing
standards. Those standards require that we plan and perform
the audit to obtain
reasonable assurance about whether the financial statements
and financial
highlights are free of material misstatement. An audit
includes examining, on a
test basis, evidence supporting the amounts and disclosures
in the financial
statements. Our procedures included confirmation of the
securities owned as of
December 31, 1996 by correspondence with the custodian. An
audit also includes
assessing the accounting principles used and significant
estimates made by
management, as well as evaluating the overall financial
statement presentation.
We believe that our audits provide a reasonable basis for
our opinion.
In our opinion, such financial statements and financial
highlights present
fairly, in all material respects, the financial position of
Prudential MoneyMart
Assets, Inc. as of December 31, 1996, the results of its
operations, the changes
in its net assets, and its financial highlights for the
respective stated
periods in conformity with generally accepted accounting
principles.
DELOITTE & TOUCHE LLP
New York, New York
February 4, 1997
------------------------------------------------------------
--------------------
-----                                  12

Supplemental Proxy Information                 PRUDENTIAL
MONEYMART ASSETS, INC.
------------------------------------------------------------
--------------------
   The Annual Meeting of Shareholders of the Prudential
MoneyMart Assets, Inc.
(the ``Fund'') was held on Wednesday, October 30, 1996 at the offices of
Prudential Securities Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Directors as follows: Edward D. Beach, Stephen
C. Eyre, Delayne
    Dedrick Gold, Robert F. Gunia, Don G. Hoff, Robert E.
LaBlanc, Mendel A.
    Melzer, Richard A. Redeker, Robin B. Smith, Stephen
Stoneburn, and Nancy H.
    Teeters.
(2) To approve the elimination of the Fund's fundamental investment restriction relating to investment in securities of unseasoned issuers.
(3) To approve an amendment to the Articles of Incorporation to change the par value amount of the authorized Common Stock of the Fund.
(4) To ratify the selection of Deloitte & Touche LLP as independent public accountants for the fiscal year ending December 31, 1997.
(5) To consider and act upon any other business as may properly come before the
Annual Meeting or any adjournment thereof.
The results of the proxy solicitation on the above matters were as follows:

Director/Matter
Votes for                 Votes against
Abstentions
                                                          --
-----------               -------------               ------
-----
(1) Edward D. Beach
3,603,690,428                          0
94,092,323
   Stephen C. Eyre
3,605,055,794                          0
92,726,957
   Delayne Dedrick Gold
3,606,995,106                          0
90,787,645
   Robert F. Gunia
3,616,382,829                          0
81,399,922
   Don G. Hoff
3,612,225,652                          0
85,557,099
   Robert E. LaBlanc
3,611,797,681                          0
85,985,070
   Mendel A. Melzer
3,611,334,030                          0
86,448,721
   Richard A. Redeker
3,611,310,494                          0
86,472,257
   Robin B. Smith
3,606,641,098                          0
91,141,653
   Stephen Stoneburn
3,613,145,851                          0
84,639,900
   Nancy H. Teeters
3,608,404,599                          0
89,378,152
(2) Elimination of Investment Restriction
1,739,563,375                245,782,768
110,191,237
(3) Amending of the Articles of Incorporation
3,397,920,935                176,977,809
122,884,007
(4) Deloitte & Touche LLP
3,568,229,545                 45,390,750
84,162,456
(5) There was no other business voted upon at the Annual
Meeting of Shareholders.

------------------------------------------------------------
--------------------

13 -----

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL  60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74435H102         MF108E
74435H201         Cat. #430252D